Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheet	Dec. 31, 2022 USD ($)
Schedule of Class A Ordinary Shares Subject To Possible Redemption Reflected on The Balance Sheet [Abstract]
Gross proceeds from Initial Public Offering, including sale of the Over-Allotment Units	$ 323,692,510
Less:
Fair value of Public Warrants at issuance	(15,217,550)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,636,964)
Plus:
Initial accretion on Class A ordinary shares subject to possible redemption amount	32,854,514
Remeasurement on Class A ordinary shares subject to possible redemption amount	4,433,922
Class A ordinary shares subject to possible redemption, December 31, 2022	$ 328,126,432